Share-based payments - Additional information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2023 CAD ($) shares	May 31, 2022 CAD ($)	May 31, 2023 CAD ($) shares $ / shares	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($) shares $ / shares	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Share-based payments
Number of share options granted | shares	1,917,526		1,917,526		1,664,526
Share-based compensation expense | $	$ 628,923,139	$ 367,054	$ 1,052,090	$ 2,545,720	$ 2,699,481	$ 7,121,444	$ 1,312,071
Exercise Price 2.78
Share-based payments
Exercise price					$ 2.78
Exercise Price 3.70
Share-based payments
Exercise price					3.70
Minimum.
Share-based payments
Exercise price			$ 2.78		$ 2.78
Expiration period			5 years		5 years
Maximum.
Share-based payments
Exercise price			$ 16.29		$ 16.29
Expiration period			10 years		10 years